Leases - Schedule of Future Minimum Lease Payment (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Future Minimum Lease Payment [Abstract]
2025	$ 19,870
2026	15,043
2027	14,667
2028	14,949
2029	11,847
Total undiscounted lease payments	76,376
Less imputed interest	(6,058)
Total lease liabilities	$ 70,318	$ 31,462